Exchangeable shares and redeemable convertible preferred stock	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Exchangeable shares and redeemable convertible preferred stock	Exchangeable shares and redeemable convertible preferred stock
Exchangeable Shares
In connection with the corporate inversion in 2019 as discussed in Note 1. Description of Business and Summary of Significant Accounting Policies, shareholders of Sonder Canada Inc. became either (a) holders of shares of Sonder Holdings Inc. by exchanging their Sonder Canada Inc. shares for corresponding stock of Sonder Holdings Inc., or (b) holders of Exchangeable Shares of Sonder Canada Inc. and holders of Special Voting Stock of Sonder Holdings Inc. by converting their Sonder Canada Inc. shares into Exchangeable Shares and subscribing for an equal number of shares of Special Voting Stock of Sonder Holdings Inc. The Exchangeable Shares are non-voting participating shares of Sonder Canada Inc. with economic rights that are substantially equivalent to those of the corresponding stock of Sonder Holdings Inc. The Exchangeable Shares can be exchanged into corresponding stock of Sonder Holdings Inc. at the request of the holder and upon certain other circumstances. As the Exchangeable Shares are non-voting shares of Sonder Canada Inc., the holders of Exchangeable Shares are not entitled to receive notice or attend any meeting of the shareholders of Sonder Canada Inc. or to vote at any such meeting, except as required by applicable law or in respect of certain matters relating to the Exchangeable Shares as set out in the articles of Sonder Canada Inc.
In the context of the corporate inversion, Sonder Canada Inc. subscribed for Special Voting Stock on behalf of the shareholders of Sonder Canada Inc. who received Exchangeable Shares. The Special Voting Stock enables the holders of Exchangeable Shares to exercise voting rights alongside the Delaware stockholders. The Special Voting Stock is not entitled to receive dividends and does not participate in any distribution of Sonder’s assets pursuant to Sonder Holdings Inc.’s certificate of incorporation, and must be redeemed upon the occurrence of an exchange of Exchangeable Shares for corresponding stock of Sonder Holdings Inc.
The following tables present Sonder’s authorized and outstanding exchangeable shares (in thousands except number of shares and per share amounts):

	September 30, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,427	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,963	10.50	20,600	20,608
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	22,006	—	$49,733	$49,741

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,518	9,437	$—	$—	$—
Series Seed 1	2,589	2,589	0.53	1,359	1,372
Series Seed 2	1,209	1,209	0.50	606	605
Series Seed 3	704	704	1.09	787	768
Series A	183	183	1.36	250	250
Series B	2,336	2,336	2.40	5,610	5,605
Series C	3,175	3,175	5.04	15,991	16,003
Series D	2,058	1,963	10.50	20,600	20,608
Series E	421	421	10.77	4,530	4,530
Total exchangeable shares	35,193	22,017	—	$49,733	$49,741
Redeemable Convertible Preferred Stock
The following tables present Sonder’s authorized and outstanding redeemable convertible preferred stock (in thousands except number of shares and per share amounts)

	September 30, 2021
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	785	$0.53	$269	$416
Series Seed 1-A	3,703	328	0.53	174	174
Series Seed 2	1,720	471	0.50	222	235
Series Seed 2-A	1,720	39	0.50	20	20
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	12,144	5.04	56,496	61,204
Series C-1	19,071	3,514	5.04	17,708	17,708
Series D	21,603	3,472	10.50	35,808	36,460
Series D-1	21,603	16,049	10.50	168,518	168,518
Series E	34,933	18,956	10.77	203,189	204,159
Total redeemable convertible preferred stock	173,803	75,758	—	$518,750	$529,838

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,703	1,114	$0.53	$443	$590
Series Seed 1-A	3,703	—	0.53	—	—
Series Seed 2	1,720	510	0.50	242	255
Series Seed 2-A	1,720	—	0.50	—	—
Series Seed 3	704	—	1.09	—	—
Series Seed 3-A	704	—	1.09	—	—
Series A	7,023	6,780	1.36	9,241	9,221
Series A-1	7,023	—	1.36	—	—
Series B	15,611	13,218	2.40	27,105	31,723
Series B-1	15,611	—	2.40	—	—
Series C	19,071	15,657	5.04	74,204	78,912
Series C-1	19,071	—	5.04	—	—
Series D	21,603	16,663	10.50	174,315	174,967
Series D-1	21,603	2,858	10.50	30,011	30,011
Series E	20,433	18,863	10.77	202,169	203,158
Total redeemable convertible preferred stock	159,303	75,665	—	$517,730	$528,837
The preferred stock are classified by (i) Senior Preferred Stock, consisting of Series Seed-1A Preferred Stock, Series Seed-2A Preferred Stock, Series Seed-3A Preferred Stock, Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series D-1 Preferred Stock, and Series E Preferred Stock, and (ii) Junior Preferred Stock, consisting of Series Seed-1 Preferred Stock, Series Seed-2 Preferred Stock, Series Seed-3 Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock. The following summarizes the rights, preferences, and privileges of Sonder’s redeemable convertible preferred stock:
Dividends
Holders of redeemable convertible preferred stock are entitled to receive noncumulative dividends, when, as, and if declared by Sonder’s Board of Directors, and prior and in preference to any declaration or payment of dividends on any other series or class of capital stock on a pari passu basis.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Sonder or “Deemed Liquidation Event” (as defined below) (collectively, a “Liquidation Event”):
•The Senior Preferred Stock then outstanding shall be entitled to be paid out of the assets of Sonder available for distribution to Sonder’s stockholders before any payment shall be made to the holders of the Junior Preferred Stock or Common Stock, an amount per share equal to the greater of (i) the applicable original issue price of such series of Senior Preferred Stock, plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had all shares of each series of the Senior Preferred Stock that would have received a greater amount upon conversion into common stock in accordance with Sonder’s certificate of incorporation immediately prior to the Liquidation Event.
•After the payment of all preferential amounts required to be paid to the holders of the Senior Preferred Stock, the holders of shares of Junior Preferred Stock then outstanding are entitled to be paid out of the assets of Sonder available for distribution to its stockholders before any payment shall be made to the holders of common stock, an amount per share equal to the greater of (i) the applicable original issue price of such series of Junior Preferred Stock, plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had all shares of each series of the Junior Preferred Stock that would have received a greater amount upon conversion into common stock in accordance with Sonder’s certificate of incorporation immediately prior to the Liquidation Event.
•After the payment of all preferential amounts required to be paid to the holders of Senior Preferred Stock and Junior Preferred Stock, the remaining assets of Sonder available for distribution to its stockholders shall be distributed among the holders of common stock, pro rata based on the number of shares held by each such holder.
A Deemed Liquidation Event is defined to include (i) the merger or consolidation resulting in a disproportionate share of the shareholding before and after the consolidation or merger, (ii) the sale, lease, abandonment, transfer, exclusive license or other disposition of all or substantially all of the assets of Sonder and its subsidiaries, (iii) the sale, exchange or transfer by Sonder’s stockholders, in a single transaction or series of transactions, of 50% or more of the voting shares of Sonder or (iv) sale or exchange of shares of Sonder, or the merger, reorganization, consolidation, or other business combination, pursuant to which the holders of voting securities of Sonder immediately prior to the transaction hold, immediately after such transaction, less than 50% of the voting power of the outstanding capital stock, unless the holders of at least a majority of the outstanding shares of Preferred and Special Voting Investor Series Stock elect otherwise.
Classification
Sonder classifies its redeemable convertible preferred stock as mezzanine equity, or outside of stockholders’ deficit, because the shares contain liquidation features that are not solely within its control.
Conversion Rights
Each share of redeemable convertible preferred stock is convertible at the option of the holder, at any time and without payment of additional consideration by the holder, into such number of shares of common stock as is determined by dividing the original issue price for such series of preference stock by the conversion price for such series of preferred stock that is in effect at the time of the conversion as applicable to each series of preferred stock.
Each share of redeemable convertible preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon either (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, or pursuant to a prospectus under applicable Canadian securities laws as amended from time to time at a price per share at least equal to one times the original issuance price of the Series E redeemable convertible preferred stock and resulting in at least $100 million, or (ii) (a) with respect to the redeemable convertible preferred stock other than the Series C, the Series C-1, the Series D, the Series D-1, and the Series E redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the majority of the outstanding redeemable convertible preferred stock and Special Voting Investor Series stock, voting together as a single class, which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock, (b) with respect to the Series C and Series C-1 redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the outstanding Series C, Series C-1 and Special Voting Series C stock, voting together as a single class, which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock, (c) with respect to the Series D and Series D-1 redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the outstanding Series D, Series D-1 and Special Voting Series D stock, voting together as a single class, which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock, and (d) with respect to the Series E redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the outstanding shares of Series E and Special Voting Series D stock, voting together as a single class, for each (a), (b), (c), and (d) on an as converted basis.
Voting
Each share of redeemable convertible preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock, except as below:
Holders of Preferred Stock vote together as a single class, except for meetings at which only holders of a specified class (other than the preferred shares) or specified series of shares are entitled to vote. The holders are also entitled to certain protective provisions, which require a majority of the outstanding shares of Preferred Stock and Special Voting Investor Series Stock (calculated on an as-if-converted to Common Stock or Special Voting Series AA Stock basis, as applicable, and voting together as a single class), which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock to approve, among other actions, a liquidation event, an amendment, waiver, or repeal of provisions of Sonder’s certificate of incorporation or bylaws, a change to the number of directors of the corporation, and a declaration or payment of any dividend.
Holders of preferred stock and Special Voting Investor Series stock, voting together as a single class, are entitled to elect three members to Sonder’s board of directors.
Holders of Series C redeemable convertible preferred stock and Special Voting Series C stock are entitled to certain protective provisions, which require a majority of the outstanding shares of Series C redeemable convertible preferred stock, Series C-1 redeemable convertible preferred stock and Special Voting Series C stock, voting together as a single class, which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock to approve, among other actions, an amendment to our certificate of incorporation or bylaws that adversely affects the special rights of the holders of Series C or Series C-1 redeemable convertible preferred stock, and a change in the total number of authorized shares of Series C or Series C-1 redeemable convertible preferred stock.
Holders of Series D redeemable convertible preferred stock and Special Voting Series D stock are entitled to certain protective provisions, which require a majority of the outstanding shares of Series D redeemable convertible preferred stock, Series D-1 redeemable convertible preferred stock and Special Voting Series D stock, voting together as a single class, which majority must include the holders of a majority of such shares that constitute Senior Preferred Stock to approve, among other actions, an amendment to Sonder’s certificate of incorporation or bylaws that adversely affect the special rights of the holders of Series D or Series D-1 redeemable convertible preferred stock and a change in the total number of authorized shares of Series D or Series D-1 redeemable convertible preferred stock.
Holders of Series E redeemable convertible preferred stock and Special Voting Series E stock are entitled to certain protective provisions, which require a majority of the outstanding shares of Series E redeemable convertible preferred stock and Special Voting Series E stock, voting together as a single class, to approve, among other actions, an amendment to our certificate of incorporation or bylaws that adversely affect the special rights of the holders of Series E redeemable convertible preferred stock and a change in the total number of authorized shares of Series E redeemable convertible preferred stock.
Holders of common stock and Special Voting Series AA stock, voting together as a single class, are entitled to elect four members to the board of directors.
The holders of record of the shares of common stock and Special Voting Series AA stock and of any other class or series of voting stock (including the redeemable convertible preferred stock and Special Voting Stock), exclusively and voting together as a single class on an as-if-converted to common stock or Special Voting Series AA stock basis, as applicable, shall be entitled to elect the balance of the total number of directors.
Redemption Rights
The holders of the outstanding shares of redeemable convertible preferred stock do not have redemption rights; however, as noted above, Sonder’s certificate of incorporation provides that upon any voluntary or involuntary liquidation, dissolution or winding up of Sonder or Deemed Liquidation Event such shares will be entitled to receive the applicable Liquidation Amount.
Preferred Stock Warrants
As described above in Note 6. Preferred Stock Warrants, in connection with Sonder’s loan and security agreements, Sonder issued warrants to purchase Series A, Series B, Series C, and Series D preferred shares.
Exchangeable shares and redeemable convertible preferred stock
Exchangeable Shares
In connection with the corporate inversion in December 2019, as discussed in Note 1. Description of Business, shareholders of Sonder Canada Inc. became either (a) holders of shares of Sonder Holdings Inc. by exchanging their Sonder Canada Inc. shares, or (b) holders of Exchangeable Shares of Sonder Canada and holders of Special Voting Stock of Sonder Holdings Inc. The holders of Exchangeable Shares do not have any rights as shareholders of Sonder Canada with respect to voting rights and rights to attend shareholder meetings. Further, Sonder Holdings Inc. issued one share of Special Voting Stock for each share of Exchangeable Share. The Special Voting Stock is designed to provide Sonder Canada Inc.’s shareholders who hold Exchangeable Shares with voting rights in Sonder Holdings Inc., consistent with those of the same class of share of Delaware preferred stockholders. The shares of Special Voting Stock are not entitled to receive dividends and do not participate in any distribution of Sonder’s assets pursuant to its certificate of incorporation.
The following tables present Sonder’s authorized and outstanding exchangeable shares as of December 31, 2020 and 2019 (in thousands except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,517,608	9,437,358	$—	$—	$—
Series Seed 1	2,588,866	2,588,866	0.53	1,359	1,372
Series Seed 2	1,209,160	1,209,160	0.50	606	605
Series Seed 3	704,380	704,380	1.09	787	768
Series A	183,420	183,420	1.36	250	250
Series B	2,335,500	2,335,500	2.40	5,610	5,605
Series C	3,175,207	3,175,207	5.04	15,991	16,003
Series D	2,057,926	1,962,652	10.50	20,600	20,608
Series E	420,570	420,570	10.77	4,530	4,530
Total exchangeable shares	35,192,637	22,017,113		$49,733	$49,741

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series AA Common	22,254,459	9,842,579	$—	$—	$—
Series Seed 1	2,588,866	2,588,866	0.53	1,359	1,372
Series Seed 2	1,209,160	1,209,160	0.50	606	605
Series Seed 3	704,380	704,380	1.09	787	768
Series A	183,420	183,420	1.36	250	250
Series B	2,335,500	2,335,500	2.40	5,610	5,605
Series C	3,175,207	3,175,207	5.04	15,991	16,003
Series D	2,057,926	1,962,652	10.50	20,600	20,608
Total exchangeable shares	34,508,918	22,001,764		$45,203	$45,211
Redeemable Convertible Preferred Stock
The following tables present Sonder’s authorized and outstanding redeemable convertible preferred stock as of December 31, 2020 and 2019 (in thousands except share and per share amounts):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,702,526	1,113,660	$0.53	$443	$590
Series Seed 1-A	3,702,526	—	0.53	—	—
Series Seed 2	1,719,560	510,400	0.50	242	255
Series Seed 2-A	1,719,560	—	0.50	—	—
Series Seed 3	704,380	—	1.09	—	—
Series Seed 3-A	704,380	—	1.09	—	—
Series A	7,023,193	6,780,333	1.36	9,241	9,221
Series A-1	7,023,193	—	1.36	—	—
Series B	15,611,276	13,218,080	2.40	27,105	31,723
Series B-1	15,611,276	—	2.40	—	—
Series C	19,070,648	15,657,167	5.04	74,204	78,912
Series C-1	19,070,648	—	5.04	—	—
Series D	21,603,476	16,663,497	10.50	174,315	174,967
Series D-1	21,603,476	2,858,234	10.50	30,011	30,011
Series E	20,432,992	18,863,308	10.77	202,169	203,158
Total redeemable convertible preferred stock	159,303,110	75,664,679		$517,730	$528,837

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Aggregate Liquidation Preference
Series Seed 1	3,702,526	1,113,660	$0.53	$443	$590
Series Seed 1-A	3,702,526	—	0.53	—	—
Series Seed 2	1,719,560	510,400	0.50	242	255
Series Seed 2-A	1,719,560	—	0.50	—	—
Series Seed 3	704,380	—	1.09	—	—
Series Seed 3-A	704,380	—	1.09	—	—
Series A	7,023,193	6,780,333	1.36	9,241	9,221
Series A-1	7,023,193	—	1.36	—	—
Series B	15,611,276	13,218,080	2.40	27,105	31,723
Series B-1	15,611,276	—	2.40	—	—
Series C	19,070,648	15,657,167	5.04	74,204	78,912
Series C-1	19,070,648	—	5.04	—	—
Series D	21,508,202	19,474,094	10.50	203,732	204,478
Series D-1	21,508,202	—	10.50	—	—
Total redeemable convertible preferred stock	138,679,570	56,753,734		$314,967	$325,179
The redeemable preferred stock are classified by (i) Senior Preferred Stock, comprising of Series Seed-1A Preferred Stock, Series Seed-2A Preferred Stock, Series Seed-3A Preferred Stock, Series A-1 Preferred Stock, Series B-1 Preferred Stock, Series C-1 Preferred Stock, Series D-1 Preferred Stock, and Series E Preferred Stock, and (ii) Junior Preferred Stock, comprising of Series Seed-1 Preferred Stock, Series Seed-2 Preferred Stock, Series Seed-3
Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock. The following summarizes the rights, preferences, and privileges of Sonder’s redeemable convertible preferred stock:
Dividends
Holders of redeemable convertible preferred stock are entitled to receive noncumulative dividends, when, as, and if declared by Sonder’s Board of Directors, and prior and in preference to any declaration or payment of dividends on any other series or class of capital stock on a pari passu basis.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Sonder or “Deemed Liquidation Event” (as defined below) (collectively, a Liquidation Event):
•The Senior Preferred Stock then outstanding shall be entitled to be paid out of the assets of Sonder available for distribution to Sonder’s stockholders before any payment shall be made to the holders of the Junior Preferred Stock or Common Stock, an amount per share equal to the greater of (i) the applicable original issue price of such series of Senior Preferred Stock, plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had all shares of each series of the Senior Preferred Stock that would have received a greater amount upon conversion into common stock in accordance with Sonder’s certificate of incorporation immediately prior to the Liquidation Event.
•After the payment of all preferential amounts required to be paid to the holders of the Senior Preferred Stock, the holders of shares of Junior Preferred Stock then outstanding are entitled to be paid out of the assets of Sonder available for distribution to its stockholders before any payment shall be made to the holders of common stock, an amount per share equal to the greater of (i) the applicable original issue price of such series of Junior Preferred Stock, plus any dividends declared but unpaid thereon or (ii) such amount per share as would have been payable had all shares of each series of the Junior Preferred Stock that would have received a greater amount upon conversion into common stock in accordance with Sonder’s certificate of incorporation immediately prior to the Liquidation Event.
•After the payment of all preferential amounts required to be paid to the holders of Senior Preferred Stock and Junior Preferred Stock, the remaining assets of Sonder available for distribution to its stockholders shall be distributed among the holders of common stock, pro rata based on the number of shares held by each such holder.
A Deemed Liquidation Event is defined to include (i) the merger or consolidation resulting in a disproportionate share of the shareholding before and after the consolidation or merger, (ii) the sale, lease, abandonment, transfer, exclusive license or other disposition of all or substantially all of the assets of Sonder and its subsidiaries, (iii) the sale, exchange or transfer by Sonder’s stockholders, in a single transaction or series of transactions, of 50% or more of the voting shares of Sonder or (iv) sale or exchange of shares of Sonder, the merger, reorganization, consolidation, or other business combination, pursuant to which the holders of voting securities of Sonder immediately prior to the transaction hold, immediately after such transaction, less than 50% of the voting power of the outstanding capital stock, unless the holders of at least a majority of the outstanding shares of Preferred and Special Voting Investor Series Stock elect otherwise
Classification
Sonder classifies its redeemable convertible preferred stock and exchangeable preferred shares as mezzanine equity, or outside of stockholders’ deficit, because the shares contain liquidation features that are not solely within its control.
Conversion Rights
Each share of redeemable convertible preferred stock is convertible at the option of the holder, at any time and without payment of additional consideration by the holder, into such number of common stock as is determined by dividing the original issue price for such series of preference stock by the conversion price for such series of preferred stock that is in effect at the time of the conversion as applicable to each series of preferred stock.
Each share of redeemable convertible preferred stock will automatically be converted into shares of common stock at the then-effective conversion rate of such shares upon either (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, or pursuant to a prospectus under applicable Canadian securities laws as amended from time to time at a price per share at least equal to one times the original issuance price of the Series D redeemable convertible preferred stock and resulting in at least $100 million, or (ii) (a) with respect to the convertible preferred stock other than the Series C and Series D redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the majority of the redeemable convertible preferred stock and Special Voting Investor Series stock, voting together as a single class, (b) with respect to the Series C redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the Series C and Special Voting Series C stock, voting together as a single class and (c) with respect to the Series D redeemable convertible preferred stock, the date and time, or the occurrence of an event, specified by vote or written consent of the holders of at least a majority of the Series D and Special Voting Series D stock, voting together as a single class, for each (a), (b) and (c) on an as converted basis.
Voting
Each share of redeemable convertible preferred stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as one class with the common stock, except as below:
Holders of Series Seed 1, Series Seed 2, Series Seed 3, Series A, Series B, Series C, Series D redeemable convertible preferred stock vote together as a single class, except for meetings at which only holders of a specified class (other than the preferred shares) or specified series of shares are entitled to vote. The holders are also entitled to certain protective provisions, which require a majority of convertible holders of preferred stock to approve, among other actions, a liquidation event, an amendment, waiver, or repeal of provisions of Sonder’s certificate of incorporation or bylaws, a change to the number of directors of the corporation, and a declaration or payment of any dividend.
Holders of Series A redeemable convertible preferred stock and Special Voting Investor Series stock, voting together as a single class, are entitled to elect three members to Sonder’s Board of Directors.
Holders of Series C redeemable convertible preferred stock and Special Voting Investor Series C stock, voting together as a single class, are entitled to elect one member to the Board of Directors and are entitled to certain protective provisions, which require a majority of holders of Series C redeemable convertible preferred stock and Special Voting Investor Series C to approve, among other actions, an amendment to Sonder’s certificate of incorporation or bylaws that adversely affects the holders of Series C redeemable convertible preferred stock, and a change in the total number of authorized shares of Series C redeemable convertible preferred stock.
Holders of Series D redeemable convertible preferred stock and Special Voting Series D stock are entitled to certain protective provisions, which require a majority of holders of Series D redeemable convertible preferred stock and Special Voting Series D stock to approve, among other actions, an amendment to Sonder’s certificate of incorporation or bylaws that adversely affect the holders of Series D redeemable convertible preferred stock and a change in the total number of authorized shares of Series D redeemable convertible preferred stock.
Holders of common stock and Special Voting Series AA stock, voting together as a single class, are entitled to elect four members to the Board of Directors.
The holders of record of the shares of common stock and Special Voting Series AA stock and of any other class or series of voting stock (including the redeemable convertible preferred stock and Special Voting Stock), exclusively and voting together as a single class on an as-if-converted to common stock or Special Voting Series AA stock basis, as applicable, shall be entitled to elect the balance of the total number of directors.
Redemption Rights The holders of the outstanding shares of redeemable convertible preferred stock do not have redemption rights; however, as noted above, Sonder’s certificate of incorporation provides that upon any voluntary or involuntary liquidation, dissolution or winding up of Sonder or Deemed Liquidation Event such shares will be entitled to receive the applicable Liquidation Amount.